INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Schedule of components of profit (loss) before income taxes

	For the years ended December 31,
	2018	2019	2020
	US$	US$	US$
PRC	(4,014,177)	6,117,021	20,551,832
International	(42,152,491)	(15,422,245)	1,477,960
Total income (loss) before income taxes	(46,166,668)	(9,305,224)	22,029,792

Schedule of current and deferred portions of income taxes included in the consolidated statements of operations

	For the years ended December 31,
	2018	2019	2020
	US$	US$	US$
Current tax expense	1,706	2,859,774	1,077,877
Deferred tax expense (benefit)	(1,874,819)	(6,215,140)	1,772,670
Income tax expense (benefit)	(1,873,113)	(3,355,366)	2,850,547

Schedule of significant components of the Group's deferred tax assets

	As of December 31,
	2019	2020
	US$	US$
Deferred tax assets
Accrued expenses	46,004	—
Provision of allowance for doubtful accounts	—	25,704
Long-term investments	134,304	38,314
Advertising expense carryforwards	429,228	877,424
Net operating loss carryforwards	16,926,698	13,407,157
Withholding tax credit carryforwards	—	1,106,569
Lease liabilities	1,583,463	1,799,483
Total deferred tax assets	19,119,697	17,254,651
Less: valuation allowance	(4,888,240)	(4,000,159)
Deferred tax assets, net of valuation allowance	14,231,457	13,254,492

Deferred tax liabilities
Right-of-use assets	1,583,463	1,799,483
Long term investments	86,533	86,042
Intangible assets	1,449,000	1,449,000
Total deferred tax liabilities	3,118,996	3,334,525

Deferred tax assets, net	12,561,461	9,919,967
Deferred tax liabilities, net	1,449,000	—

Schedule of movement of the valuation allowance

	For the years ended December 31,
	2018	2019	2020
	US$	US$	US$
Balance at the beginning of the year	1,224,057	2,931,196	4,888,240
Additions of valuation allowance	1,854,637	2,573,942	1,775,887
Reversals of valuation allowance	—	—	(2,802,174)
Foreign currency translation	(147,498)	(616,898)	138,206
Balance at the end of the year	2,931,196	4,888,240	4,000,159

Schedule of expiration status of net operating loss carryforwards

Expiration year	US$
2021	272,716
2022	1,509,586
2023	2,680,250
2024	8,941,375
2025 through 2030	29,630,906
No expiration date	21,395,843

Schedule of Reconciliation between the income tax benefit computed by applying the PRC tax rate to loss before income taxes and the actual income tax benefit

	For the years ended December 31,
	2018	2019	2020
	US$	US$	US$
Income (loss) before income taxes	(46,166,668)	(9,305,224)	22,029,792
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	(11,541,667)	(2,326,306)	5,507,448
Effect of income tax rate difference in other jurisdictions	439,213	124,406	(773,402)
Super deduction of research and development expense	(1,441,536)	(2,479,428)	(3,607,755)
Effect of preferential tax rates	(237,495)	(2,673,841)	1,837,667
Effect of expenses not deductible for tax purposes	9,053,735	1,425,861	912,876
Changes in valuation allowance	1,854,637	2,573,942	(1,026,287)
Income tax expense (benefit)	(1,873,113)	(3,355,366)	2,850,547